THE ADVISORS' INNER CIRCLE FUND
                            CAMBIAR OPPORTUNITY FUND
                             CAMBIAR SMALL CAP FUND
                        CAMBIAR SMID FUND (THE "FUNDS")

                        SUPPLEMENT DATED APRIL 14, 2016
                          TO THE FUNDS' PROSPECTUS AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
                          EACH DATED SEPTEMBER 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Ms. Maria L. Mendelsberg no longer serves as a portfolio manager of the Funds. Accordingly, all references to Ms. Maria L. Mendelsberg are hereby deleted from the Prospectus and SAI.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 CMB-SK-024-0100